UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09713

Active Assets Prime Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	June 30,

Date of reporting period:	December 31, 2017

Item 1 - Report to Shareholders

Trustees

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Please read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

© 2018 Morgan Stanley

AVISAN
2015083 EXP 02.28.19

INVESTMENT MANAGEMENT

Active Assets
Prime Trust

Semi-Annual Report

December 31, 2017

Active Assets Prime Trust

Table of Contents

Welcome Shareholder	3
Fund Report	4
Expense Example	9
Portfolio of Investments	11
Statement of Assets and Liabilities	13
Statement of Operations	14
Statements of Changes in Net Assets	15
Notes to Financial Statements	16
Financial Highlights	24
Privacy Notice	28

Welcome Shareholder,

We are pleased to provide this semi-annual report, in which you will learn how your investment in Active Assets Prime Trust (the "Fund") performed during the latest six-month period. It includes an overview of the market conditions and discusses some of the factors that affected performance during the reporting period. In addition, the report contains financial statements and a list of portfolio holdings.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Fund Report (unaudited)

For the six months ended December 31, 2017

Market Conditions

Economic conditions and expectations for U.S. central bank policy were the primary drivers of market dynamics in the short-term fixed income space for the reporting period. From an economic perspective, third-quarter 2017 gross domestic product (GDP) continued its positive momentum from the prior quarter, rising 3.2%, led by strong investment from business and government agencies.(i) Outperformance in the third quarter reinforced that sluggish results in the first quarter of 2017 were temporary and that the economy was on solid footing as it entered the final stretch of the year. Consumer spending continued to be the main driver of growth in the economy.

Hiring in the third quarter of 2017 slowed substantially, averaging 128,000, due to major disruptions from Hurricanes Harvey and Irma.(ii) The unemployment rate ended the quarter at 4.2%, the lowest level since February 2001. Hiring in the fourth quarter of 2017 picked up noticeably, averaging 203,000, highlighted by an increase of 252,000 in November, where there was broad growth across industries. The unemployment rate ended the year at 4.1%, the lowest since 2000. The participation rate ended the fourth quarter at 62.7%, holding steady for the third consecutive month, consistent with the fact that those leaving the workforce due to retirement are being offset by those joining the labor force.

Despite growing concerns over weak inflation, the Federal Open Market Committee (FOMC or Committee) decided to raise rates by 25 basis points for the third time in six months at its June 2017 meeting (prior to the start of the reporting period), increasing the target for the federal funds rate to a range of 1.00 to 1.25%. Committee members maintained their outlook for one more hike in 2017 and spelled out details of how they intended to shrink the Federal Reserve's ("Fed") $4.5 trillion balance sheet later in 2017 by allowing a fixed amount of assets to roll off on a monthly basis. The timing of implementation was not specified, leading some in the market to believe the Fed might opt for balance sheet reduction in lieu of an additional rate hike in upcoming months.

The July 2017 FOMC meeting fell fairly in line with market expectations, with no change in interest rates. The Fed said it would start winding down its balance sheet "relatively soon," which the markets interpreted as likely to be announced at the September 2017 FOMC meeting. The Committee also indicated concern that inflation remains below the 2% target. Despite the weakness in inflation, the FOMC believed inflation would eventually rebound and stabilize to its target, albeit more slowly than expected.

(i)  Source for GDP data: Bureau of Economic Analysis

(ii)  Source for employment data: Bureau of Labor Statistics and Bloomberg L.P.

As widely expected, the Fed left its benchmark policy rate unchanged at the conclusion of its September 2017 FOMC meeting, while announcing that it will begin shrinking its balance sheet starting in October 2017. The "dot plot" indicated that policy makers expected one more rate increase in 2017 and three more in 2018. The Fed said the balance-sheet runoff would follow the framework released in June 2017: reducing $6 billion in Treasuries and $4 billion in mortgage-backed securities per month, with the cap rising every three months until the amounts reach $30 billion and $20 billion per month, respectively.

In early October 2017, minutes from the September FOMC meeting were released, indicating that while many participants were concerned that transitory factors might not be the only contributors to low inflation readings, the majority thought that another rate increase this year would be warranted unless the medium-term outlook changed noticeably.

In line with market expectations, Fed officials voted unanimously to leave interest rates unchanged at the October 31-November 1 FOMC meeting. Officials gave no sign that their expectations for a third rate hike this year had been adjusted, sending the market-implied odds of a rate hike at the December 2017 FOMC meeting to over 90%. Participants also acknowledged that hurricane-related disruptions will continue to impact economic data points in the near term but that they are unlikely to have a material impact in the medium term. Later in November, minutes from the FOMC were released and reiterated expectations for an interest-rate increase in the near term. Participants continued to observe that low inflation might not only reflect transitory factors and that recent developments could prove more persistent.

Fed officials followed through on expectations of an interest-rate hike at the December 2017 FOMC meeting, raising the benchmark lending rate by 25 basis points to a target range of 1.25 to 1.50%. The Fed confirmed that monthly roll-offs from the central bank's balance sheet would step up as anticipated, from $10 billion to $20 billion beginning in January 2018. The updated dot plot showed that policy makers expect three rate increases in 2018, based on median estimates. The FOMC continued to use language from prior releases, indicating that "near-term risks to the economic outlook appear roughly balanced, but that the Committee is monitoring inflation developments closely."

Performance Analysis

As of December 31, 2017, Active Assets Prime Trust had net assets of approximately $2.8 million and an average portfolio maturity of 4 days. For the six-month period ended December 31, 2017, the Fund's S Class shares provided a total return of 0.43 percent. For the seven-day period ended December 31, 2017, the Fund's S Class shares provided an effective annualized yield of 1.18 percent (subsidized) and –12.44 percent (non-subsidized) and a current yield of 1.17 percent (subsidized) and –13.27 percent (non-subsidized), while its 30-day moving average yield for December was 1.02 percent (subsidized) and –4.87 percent (non-subsidized). For the six-month period ended December 31, 2017, the Fund's Administrative Class shares provided a total return of 0.35 percent. For the seven-day period ended

December 31, 2017, the Fund's Administrative Class shares provided an effective annualized yield of 1.03 percent (subsidized) and –12.57 percent (non-subsidized) and a current yield of 1.02 percent (subsidized) and –13.42 percent (non-subsidized), while its 30-day moving average yield for December was 0.87 percent (subsidized) and –5.02 percent (non-subsidized). For the six-month period ended December 31, 2017, the Fund's Advisory Class shares provided a total return of 0.30 percent. For the seven-day period ended December 31, 2017, the Fund's Advisory Class shares provided an effective annualized yield of 0.93 percent (subsidized) and –12.66 percent (non-subsidized) and a current yield of 0.92 percent (subsidized) and –13.51 percent (non-subsidized), while its 30-day moving average yield for December was 0.78 percent (subsidized) and –5.11 percent (non-subsidized). For the six-month period ended December 31, 2017, the Fund's Select Class shares provided a total return of 0.03 percent. For the seven-day period ended December 31, 2017, the Fund's Select Class shares provided an effective annualized yield of 0.37 percent (subsidized) and –13.14 percent (non-subsidized) and a current yield of 0.37 percent (subsidized) and –14.07 percent (non-subsidized), while its 30-day moving average yield for December was 0.22 percent (subsidized) and –5.66 percent (non-subsidized). Yield quotations more closely reflect the current earnings of the Fund. The non-subsidized yields reflects what the yield would have been had a fee and/or expense waiver not been in place during the period shown. Past performance is no guarantee of future results.

We continued to remain cautious in our investment approach, focusing on securities with high liquidity and short durations. We believe this approach, together with our investment process, has put us in a favorable position to respond to market uncertainty and changes in monetary policy. Our management strategy for the portfolio remained consistent with our long-term focus on capital preservation and high liquidity.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION as of 12/31/17
Repurchase Agreements	100.0%
MATURITY SCHEDULE as of 12/31/17
1 - 30 Days	100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the types of securities mentioned above. Portfolio composition and maturity schedule are as a percentage of total investments.

Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund invests in high quality, short-term debt obligations. In selecting investments, the Fund's "Adviser," Morgan Stanley Investment Management Inc., seeks to maintain the Fund's share price at $1.00. The Fund's investments include the following money market instruments: corporate obligations (including, but not limited to, commercial paper); debt obligations of U.S.-regulated banks (including domestic branches or subsidiaries of foreign banks) and instruments secured by those obligations (including certificates of deposit); certificates of deposit of savings banks and savings and loan associations; debt obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities; U.S. dollar-denominated foreign bank obligations; asset-backed securities; repurchase agreements; municipal obligations; and variable and floating rate notes.

The Fund operates as a "retail money market fund," as such term is defined or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). A "retail money market fund" is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a "retail money market fund," the Fund may value its securities using the amortized cost method as permitted by Rule 2a-7 to maintain a stable net asset value per share ("NAV") of $1.00. Like other retail money market funds, the Fund is subject to the possible imposition of liquidity fees and/or redemption gates.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q and monthly holdings for each money market fund on Form N-MFP. Morgan Stanley does not deliver these reports to shareholders, nor are the first and third fiscal quarter reports posted to the Morgan Stanley public web site. However, the holdings for each money market fund are posted to the Morgan Stanley public web site. You may obtain the Form N-Q filings (as well as the Form N-CSR, N-CSRS and N-MFP filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 548-7786, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Expense Example (unaudited)

As a shareholder of the Fund, you incur costs, which may include advisory fees, administration fees, administration plan fees, service and shareholder administration plan fees, distribution plan fees, shareholder service plan fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 07/01/17 – 12/31/17.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads) or exchange fees.

Expense Example (unaudited) continued

	Beginning Account Value	Ending Account Value	Expenses Paid During Period(1)
	07/01/17	12/31/17	07/01/17 – 12/31/17
S Class
Actual (0.43% return)	$1,000.00	$1,004.31	$1.00
Hypothetical (5% annual return before expenses)	$1,000.00	$1,024.07	$1.01
Administrative Class
Actual (0.35% return)	$1,000.00	$1,003.55	$1.76
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.31	$1.78
Advisory Class
Actual (0.30% return)	$1,000.00	$1,003.04	$2.26
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.81	$2.28
Select Class
Actual (0.03% return)	$1,000.00	$1,000.31	$4.96
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.10	$5.01

  (1)  Expenses are equal to the Fund's annualized expense ratio of 0.20%, 0.35%, 0.45%, and 0.99% for Class S, Administrative Class, Advisory Class and Select Class shares, respectively, multiplied by the average account value over the period, multiplied by 183**/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratio would have been of 9.15%, 9.30%, 9.40%, and 9.95% for Class S, Administrative Class, Advisory Class and Select Class shares, respectively.

  **  Adjusted to reflect non-business day accruals.

Active Assets Prime Trust

Portfolio of Investments  ■  December 31, 2017 (unaudited)

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE	MATURITY DATE	VALUE
	Repurchase Agreements
$550	ABN Amro Securities LLC, (Interest in $1,250,000,000 joint repurchase agreement, dated 12/29/17 under which ABN Amro Securities LLC, will repurchase the securities provided as collateral for $1,250,194,444 on 01/02/18. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 11/20/67; valued at $1,286,335,528)	1.40%	01/02/18	$550,000
550	BNP Paribas, (Interest in $250,000,000 joint repurchase agreement, dated 12/29/17 under which BNP Paribas Securities Corp., will repurchase the securities provided as collateral for $250,038,889 on 01/02/18. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 11/20/47; valued at $256,197,962)	1.40	01/02/18	550,000
550	Credit Agricole Corp., (Interest in $250,000,000 joint repurchase agreement, dated 12/29/17 under which Credit Agricole Corp., will repurchase the securities provided as collateral for $250,038,889 on 01/02/18. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 11/20/47; valued at $257,438,972)	1.40	01/02/18	550,000
565	Merrill Lynch Pierce Fenner & Smith, (Interest in $400,000,000 joint repurchase agreement, dated 12/29/17 under which Merrill Lynch Pierce Fenner & Smith, will repurchase the securities provided as collateral for $400,062,667 on 01/02/18. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 06/20/47; valued at $411,301,230)	1.41	01/02/18	565,000

See Notes to Financial Statement

Active Assets Prime Trust

Portfolio of Investments  ■  December 31, 2017 (unaudited) continued

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE	MATURITY DATE	VALUE
$550	Wells Fargo Securities LLC, (Interest in $1,600,000,000 joint repurchase agreement, dated 12/29/17 under which Wells Fargo Securities LLC, will repurchase the securities provided as collateral for $1,600,250,667 on 01/02/18. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 01/01/48; valued at 1,648,522,175)	1.41%	01/02/18	$550,000
	Total Repurchase Agreements (Cost $2,765,000)			2,765,000
	Total Investments (Cost $2,765,000) (a)		97.8%	2,765,000
	Other Assets in Excess of Liabilities		2.2	61,842
	Net Assets		100.0%	$2,826,842

  (a)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

See Notes to Financial Statements

Active Assets Prime Trust

Financial Statements

Statement of Assets and Liabilities December 31, 2017 (unaudited)

Assets:
Investments in securities, at value (cost $2,765,000, including value of repurchase agreements of $2,765,000)	$2,765,000
Cash	756
Receivable for:
Shares of beneficial interest sold	3,791
Interest	431
Due from Adviser	13,869
Prepaid expenses and other assets	87,884
Total Assets	2,871,731
Liabilities:
Payable for:
Transfer and sub transfer agent fees	1,616
Dividends to shareholders	432
Administration plan fees (Administrative Class shares)	7
Service and shareholder administration plan fees (Advisory Class shares)	11
Distribution plan and shareholder services plan fees (Select Class shares)	36
Accrued expenses and other payables	42,787
Total Liabilities	44,889
Net Assets	$2,826,842
Composition of Net Assets:
Paid-in-capital	$2,865,959
Dividends in excess of net investment income	(39,117)
Net Assets	$2,826,842
Class S Shares:
Net Assets	$2,676,166
Shares Outstanding (unlimited shares authorized, $0.01 par value)	2,676,145
Net Asset Value Per Share	$1.00
Administrative Class Shares:
Net Assets	$50,000
Shares Outstanding (unlimited shares authorized, $0.01 par value)	50,000
Net Asset Value Per Share	$1.00
Advisory Class Shares:
Net Assets	$50,000
Shares Outstanding (unlimited shares authorized, $0.01 par value)	50,000
Net Asset Value Per Share	$1.00
Select Class Shares:
Net Assets	$50,676
Shares Outstanding (unlimited shares authorized, $0.01 par value)	50,676
Net Asset Value Per Share	$1.00

See Notes to Financial Statements

Active Assets Prime Trust

Financial Statements continued

Statement of Operations For the six months ended December 31, 2017 (unaudited)

Net Investment Income:
Interest Income	$13,279
Expenses
Professional fees	47,186
Registration fees	36,044
Shareholder reports and notices	7,910
Transfer and sub transfer agent fees (Note 7)	2,938
Custodian fees	2,884
Trustees' fees and expenses	1,906
Advisory fee (Note 3)	1,253
Administration fee (Note 3)	626
Administration plan fees (Administrative Class shares) (Note 4)	38
Service and shareholder administration plan fees (Advisory Class shares) (Note 4)	62
Distribution plan and shareholder services plan fees (Select Class shares) (Note 4)	203
Other	13,879
Total Expenses	114,929
Less: amounts waived/reimbursed (Note 3)	(112,123)
Less: waiver of distribution plan and shareholder services plan fees (Select Class shares) (Note 4)	(2)
Net Expenses	2,804
Net Investment Income	10,475
Net Increase	$10,475

See Notes to Financial Statements

Active Assets Prime Trust

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED DECEMBER 31, 2017	FOR THE YEAR ENDED JUNE 30, 2017
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment income	$10,475	$506,009
Net realized gain	—	3,934
Net Increase	10,475	509,943
Dividends and Distributions to Shareholders from:
Net investment income
Class S shares	(10,130)	(551,913)
Administrative Class shares	(177)	(97)
Advisory Class shares	(152)	(63)
Select Class shares	(16)	(9)
Net realized gain
Class S shares	—	(4,704)
Administrative Class shares	—	(1)
Advisory Class shares	—	(1)
Select Class shares	—	(1)
Paid-in-capital
Class S shares	—	(43,074)
Administrative Class shares	—	(4)
Advisory Class shares	—	(4)
Select Class shares	—	(4)
Total Dividends and Distributions	(10,475)	(599,875)
Net increase (decrease) from transactions in shares of beneficial interest	948,884	(1,366,134,081)
Net Increase (Decrease)	948,884	(1,366,224,013)
Net Assets:
Beginning of period	1,877,958	1,368,101,971
End of Period (Including dividends in excess of net investment income of $(39,117) and $(39,117))	$2,826,842	$1,877,958

See Notes to Financial Statements

Active Assets Prime Trust

Notes to Financial Statements  ■  December 31, 2017 (unaudited)

1. Organization and Accounting Policies

Active Assets Prime Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund applies investment company accounting and reporting guidance. The Fund's investment objective is high current income, preservation of capital and liquidity. The Fund was organized as a Massachusetts business trust on November 23, 1999 and commenced operations on February 15, 2000.

The Securities and Exchange Commission ("SEC") has adopted changes to the rules that govern money market funds. The Fund operates as a "retail money market fund," which allows the Fund to continue to seek a stable net asset value ("NAV"). The Fund will be permitted to impose a liquidity fee on redemptions from the Fund or temporarily restrict redemptions from the Fund for up to 10 business days.

The following is a summary of significant accounting policies:

A. Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Act. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Multiple Class Allocations — Investment income, expenses (other than Shareholder services fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Shareholder services fees are charged directly to the respective class.

D. Repurchase Agreements — The Fund invests directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian for investment companies advised by the Fund's Adviser. The Fund will participate on a pro rata basis with the other investment companies in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Active Assets Prime Trust

Notes to Financial Statements  ■  December 31, 2017 (unaudited) continued

Repurchase agreements are subject to Master Repurchase Agreements, which are agreements between the Fund and its counterparties that typically include provisions which provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated on the Portfolio of Investments, the cash or securities to be repurchased exceeds the repurchase price to be paid under the repurchase agreement reducing the net settlement amount to zero.

E. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the close of each business day. Dividends from net investment income, if any, are declared and paid daily. Net realized capital gains, if any, are distributed at least annually.

F. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

G. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements

Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

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Notes to Financial Statements  ■  December 31, 2017 (unaudited) continued

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2017.

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Assets:
Repurchase Agreements	$—	$2,765,000	$—	$2,765,000
Total Assets	$—	$2,765,000	$—	$2,765,000

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of December 31, 2017, the Fund did not have any investments transfer between investment levels.

3. Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Management Inc. (the "Adviser"), the Fund pays an advisory fee, accrued daily and paid monthly, by applying the annual rate of 0.10% to the net assets of the Fund determined as of the close of each business day.

The Adviser also serves as the Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.05% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

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Notes to Financial Statements  ■  December 31, 2017 (unaudited) continued

The Fund's Adviser/Administrator has contractually agreed to assume all operating expenses of the Fund (except for brokerage fees) to the extent that such expenses and fees on an annualized basis exceeds 0.20%, 0.35%, 0.45% and 1.00% of the average daily net assets of the Fund's Class S, Administrative Class, Advisory Class and Select Class, respectively.

In addition, the Distributor and Adviser/Administrator have agreed to waive all or a portion of the Fund's shareholder services/distribution fee, advisory fee and administration fee, respectively, and/or reimburse expenses, to the extent that total expenses exceed total income of the Fund on a daily basis. For the six months ended December 31, 2017, the Distributor waived $2, the Adviser waived $1,245 and the Administrator waived $622. For the same period, the Adviser reimbursed additional expenses to the extent the Fund's total expenses exceeded total income on a daily basis in the amount of $110,256. These fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's Prospectus or until such time that the Fund's Board of Trustees, (the "Trustees"), act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate.

4. Administration Plan, Service and Shareholder Administration Plan, Distribution Plan and Shareholder Service Plan Fees

Shares of the Fund are distributed by Morgan Stanley Distribution, Inc. (the "Distributor"), an affiliate of the Adviser/Administrator and a wholly-owned subsidiary of Morgan Stanley.

The Fund adopted an Administration Plan with respect to its Administrative Class shares pursuant to which its class of shares will pay the Distributor a monthly administration fee which shall not exceed during any one year 0.15% of the Fund's average daily net assets of such class of shares, to compensate certain financial intermediaries who provide administrative services to shareholders.

The Fund also adopted a Service and Shareholder Administration Plan with respect to its Advisory Class shares pursuant to which its class of shares will pay the Distributor a monthly service fee which shall not exceed during any one year 0.25% of the Fund's average daily net assets of such class of shares, to compensate certain financial intermediaries who provide administrative services to shareholders.

The Fund also adopted a Distribution Plan with respect to its Select Class shares pursuant to which its class of shares will pay the Distributor a monthly distribution fee which shall not exceed during any one year 0.55% of the Fund's average daily net assets of such class of shares, to compensate certain service organizations for providing distribution related services to the Fund.

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Notes to Financial Statements  ■  December 31, 2017 (unaudited) continued

The Fund also adopted a Shareholder Services Plan with respect to its Select Class shares pursuant to which its class of shares will pay the Distributor a monthly service fee which shall not exceed during any one year 0.25% of the Fund's average daily net assets of such class of shares, to compensate service organizations for providing personal and account maintenance services and administrative services to shareholders.

The Distributor may waive the distribution fees to enable the Fund to maintain a minimum level of daily net investment income. The Distributor may discontinue these voluntary fee waivers at any time in the future.

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	FOR THE PERIOD ENDED DECEMBER 31, 2017	FOR THE YEAR ENDED JUNE 30, 2017
	(unaudited)
CLASS S SHARES
Shares sold	1,519,024	692,744,628
Shares issued in reinvestment of dividends and distributions	9,670	597,865
Shares redeemed	(579,785)	(2,059,477,275)
Net increase (decrease) — Class S	948,909	(1,366,134,782)
SELECT CLASS SHARES
Shares sold	—	701
Shares redeemed	(25)	—
Net increase (decrease) — Select Class	(25)	701
Net increase (decrease) in Fund	948,884	(1,366,134,081)

6. Custodian Fees

State Street (the "Custodian") also serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

7. Dividend Disbursing and Transfer Agent

The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes,

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Notes to Financial Statements  ■  December 31, 2017 (unaudited) continued

accounts and transactions relating to the Fund. Effective January 1, 2018, BFDS changed its name to DST Asset Manager Solutions, Inc.

8. Transactions with Affiliates

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended December 31, 2017, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

9. Federal Income Tax Status

It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended June 30, 2017, remains subject to examination by taxing authorities.

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Notes to Financial Statements  ■  December 31, 2017 (unaudited) continued

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2017 and 2016 was as follows:

2017 DISTRIBUTIONS PAID FROM:			2016 DISTRIBUTIONS PAID FROM:
ORDINARY INCOME	LONG-TERM CAPITAL GAIN	PAID IN CAPITAL	ORDINARY INCOME	LONG-TERM CAPITAL GAIN
$556,046	$743	$43,086	$2,887,955	$910

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to deferred compensation, resulted in the following reclassifications among the components of net assets at June 30, 2017:

DIVIDENDS IN EXCESS OF NET INVESTMENT INCOME	ACCUMULATED UNDISTRIBUTION NET REALIZED GAIN	PAID-IN-CAPITAL
$(773)	$773	$—

At June 30, 2017, the Fund had no distributable earnings for the Fund on a tax basis.

10. Risks Relating to Certain Financial Instruments

The Fund may invest in, or receive as collateral for repurchase agreements, securities issued by Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"). Securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the U.S. Department of the Treasury.

The Federal Housing Finance Agency ("FHFA") serves as conservator of FNMA and FHLMC and the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

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Notes to Financial Statements  ■  December 31, 2017 (unaudited) continued

The Fund may enter into repurchase agreements under which the Fund sends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to certain costs and delays.

11. Other

At December 31, 2017, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 93.0%.

12. Fund Liquidation

On December 5, 2017, the Board of Trustees of the Fund approved a Plan of Liquidation with respect to the liquidation and termination of the Fund. Pursuant to the Plan of liquidation, substantially all of the assets of the Fund will be liquidated, known liabilities of the Fund will be satisfied, the remaining proceeds will be distributed to the Fund's shareholders, all of the issued and outstanding shares of the Fund will be redeemed (the "Liquidation") and the Fund will be terminated. The Fund liquidated on January 31, 2018 and the Fund will be terminated as soon as reasonably practicable.

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Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX		FOR THE YEAR ENDED JUNE 30,
	MONTHS ENDED
	DECEMBER 31, 2017		2017(1)		2016	2015		2014		2013
	(unaudited)
Class S
Selected Per Share Data:
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Net income from investment operations	0.004		0.003		0.002	0.000	(2)	0.000	(2)	0.001
Less dividends and distributions from net investment income	(0.004)		(0.003	) (3)	(0.002)	(0.000	)(2)	(0.000	) (2)	(0.001)
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Total Return	0.43	%(7)	0.33%		0.21%	0.04%		0.01%		0.09%
Ratios to Average Net Assets:
Net expenses	0.20	%(5)(8)	0.19	%(4)	0.18%	0.18%		0.17	%(5)	0.17	%(5)
Net investment income	0.86	%(5)(8)	0.30	%(4)	0.23%	0.04%		0.01	%(5)	0.08	%(5)
Supplemental Data:
Net assets, end of period, in millions	$3		$2		$1,368	$997		$1,294		$1,594

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class S shares.

(2)  Amount is less than $0.001.

(3)  Includes capital gain distribution of less than $0.001.

(4)  If the Fund had not received the reimbursement from the custodian and had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
June 30, 2017	0.39%	0.10%

(5)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income (loss) ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME (LOSS) RATIO
December 31, 2017	9.15%	(8.09)%
June 30, 2014	0.18	0.00	(6)
June 30, 2013	0.18	0.07

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

See Notes to Financial Statements

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Financial Highlights continued

	FOR THE SIX MONTHS ENDED DECEMBER 31, 2017		FOR THE YEAR ENDED JUNE 30, 2017(1)		PERIOD FROM MARCH 31, 2016(2) TO JUNE 30, 2016
	(unaudited)
Administrative Class
Selected Per Share Data:
Net asset value, beginning of period	$1.00		$1.00		$1.00
Net income from investment operations	0.004		0.002		0.000	(3)
Less dividends and distributions from net investment income	(0.004)		(0.002	) (4)	(0.000	) (3)
Net asset value, end of period	$1.00		$1.00		$1.00
Total Return	0.35	%(7)	0.20%		0.05	%(7)
Ratios to Average Net Assets:
Net expenses	0.35	%(6)(8)	0.33	%(5)	0.33	%(8)
Net investment income	0.71	%(6)(8)	0.16	%(5)	0.18	%(8)
Supplemental Data:
Net assets, end of period, in thousands	$50		$50		$50

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Administrative Class shares.

(2)  Commencement of Offering.

(3)  Amount is less than $0.001.

(4)  Includes capital gain and paid-in-capital distributions of less than $0.001.

(5)  If the Fund had borne not received the reimbursement from the custodian and had borne all of its expenses that were waived by the Distributor and Adviser/Administrator, the annualized expense and net investment loss ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
June 30, 2017	0.54%	(0.05)%

(6)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment loss ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
December 31, 2017	9.30%	(8.24)%

(7)  Not annualized.

(8)  Annualized.

See Notes to Financial Statements

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Financial Highlights continued

	FOR THE SIX MONTHS ENDED DECEMBER 31, 2017		FOR THE YEAR ENDED JUNE 30, 2017(1)		PERIOD FROM MARCH 31, 2016(2) TO JUNE 30, 2016
	(unaudited)
Advisory Class
Selected Per Share Data:
Net asset value, beginning of period	$1.00		$1.00		$1.00
Net income from operations	0.003		0.001		0.000	(3)
Less dividends and distributions from net investment income	(0.003)		(0.001	) (4)	(0.000	) (3)
Net asset value, end of period	$1.00		$1.00		$1.00
Total Return	0.30	%(7)	0.13%		0.02	%(7)
Ratios to Average Net Assets:
Net expenses	0.45	%(6)(8)	0.39	%(5)	0.43	%(8)
Net investment income	0.60	%(6)(8)	0.10	%(5)	0.08	%(8)
Supplemental Data:
Net asset, end of period, in thousands	$50		$50		$50

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Advisory Class shares.

(2)  Commencement of Offering.

(3)  Amount is less than $0.001.

(4)  Includes capital gain and paid-in-capital distributions of less than $0.001.

(5)  If the Fund had not received the reimbursement from the custodian and had borne all of its expenses that were waived by the Distributor and Adviser/Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
June 30, 2017	0.63%	(0.14)%

(6)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment loss ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
December 31, 2017	9.40%	(8.34)%

(7)  Not annualized.

(8)  Annualized.

See Notes to Financial Statements

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Financial Highlights continued

	FOR THE SIX MONTHS ENDED DECEMBER 31, 2017		FOR THE YEAR ENDED JUNE 30, 2017(1)		PERIOD FROM MARCH 31, 2016(2) TO JUNE 30, 2016
	(unaudited)
Select Class
Selected Per Share Data:
Net asset value, beginning of period	$1.00		$1.00		$1.00
Net income from investment operations	0.000	(3)	0.000	(3)	0.000	(3)
Less dividends and distributions from net investment income	(0.000	) (3)	(0.000	) (3)(4)	(0.000	) (3)
Net asset value, end of period	$1.00		$1.00		$1.00
Total Return	0.03	%(9)	0.03%		0.00	%(5)(9)
Ratios to Average Net Assets:
Net expenses	0.99	%(7)(10)	0.50	% (6)	0.50	%(8)(10)
Net investment income (loss)	0.07	%(7)(10)	(0.01	)%(6)	0.01	%(8)(10)
Supplemental Data:
Net assets, end of period, in thousands	$51		$51		$50

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Select Class shares.

(2)  Commencement of Offering.

(3)  Amount is less than $0.001.

(4)  Includes capital gain and paid-in-capital distributions of less than $0.001.

(5)  Amount is less than 0.005%.

(6)  If the Fund had not received the reimbursement from the custodian and had borne all of its expenses that were waived by the Distributor and Adviser/Administrator, the annualized expense and net investment loss ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
June 30, 2017	1.19%	(0.70)%

(7)  If the Fund had borne all of its expenses that were waived by the Distributor and Adviser/Administrator, the annualized expense and net investment loss ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
December 31, 2017	9.95%	(8.89)%

(8)  If the Fund had borne all of its expenses that were waived by the Distributor, the annualized expense and net investment loss ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
June 30, 2016	0.98%	(0.47)%

(9)  Not annualized.

(10)  Annualized.

See Notes to Financial Statements

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Privacy Notice (unaudited)

Morgan Stanley Investment Management Inc.
An Important Notice Concerning Our U.S. Privacy Policy

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information.''

1. What Personal Information Do We Collect About You?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

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Privacy Notice (unaudited) continued

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2. When Do We Disclose Personal Information We Collect About You?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies. We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Non-affiliated Third Parties. We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to non-affiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3. How Do We Protect The Security And Confidentiality Of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

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Privacy Notice (unaudited) continued

4. How Can You Limit The Sharing Of Certain Types Of Personal Information With Other Morgan Stanley Companies?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5. How Can You Limit The Use Of Certain Types Of Personal Information By Other Morgan Stanley Companies For Marketing?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6. How Can You Send Us An Opt-Out Instruction?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m.(EST)

•  Writing to us at the following address:
DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information

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Privacy Notice (unaudited) continued

(Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7. What If An Affiliated Company Becomes A Non-Affiliated Third Party?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

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Privacy Notice (unaudited) continued

Special Notice to Residents of Vermont
The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

Special Notice to Residents of California
The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to non-affiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics — Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Prime Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
March 2, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
March 2, 2018

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 2, 2018